Furniture and Equipment - Schedule of Furniture and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Cost	$ 3,415	$ 4,105
Accumulated Depreciation	2,143	2,336
Net Book Value	1,272	1,769
Leasehold improvements [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Cost	585	589
Accumulated Depreciation	483	402
Net Book Value	102	187
Computer equipment and software [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Cost	2,469	2,986
Accumulated Depreciation	1,433	1,487
Net Book Value	1,036	1,499
Furniture and equipment [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Cost	361	530
Accumulated Depreciation	227	447
Net Book Value	$ 134	$ 83